SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Operating lease right-of-use assets	$ 12,620	¥ 87,855	¥ 62,408
Lease liabilities		¥ 88,030	¥ 61,037